OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Other assets [Abstract]
Schedule of other assets

	As at December 31, 2021	As at December 31, 2020
Value added taxes receivable[1]	$199	$193
Other investments[2]	414	428
Notes receivable[3]	123	154
Norte Abierto JV Partner Receivable	150	193
Restricted cash[4]	147	146
Prepayments[5]	253	161
Derivative assets[6]	53	40
Other	170	148
	$1,509	$1,463
[1]Includes VAT and fuel tax receivables of $47 million in Argentina, $94 million in Tanzania and $58 million in Chile (Dec. 31, 2020: $52 million, $79 million and $61 million, respectively).
[2]Includes equity investments in other mining companies.
[3]Primarily represents the interest bearing promissory note due from NovaGold.
[4]Primarily represents the cash balance at Pueblo Viejo that is contractually restricted in respect of disbursements for environmental rehabilitation that are expected to occur near the end of Pueblo Viejo’s mine life.
[5]Primarily relates to prepaid royalties at Carlin and Pueblo Viejo.
6Primarily consists of contingent consideration received as part of the sale of Massawa and Lagunas Norte. Refer to note 4.